Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
BAE Systems PLC	3,512,154	$21,545,385
Rolls-Royce Holdings PLC	2,114,648	7,100,547

		28,645,932

Airlines — 0.0%
easyJet PLC	20,500	172,340

Banks — 8.9%
Barclays PLC	18,973,095	27,031,204
HSBC Holdings PLC	22,245,661	101,786,072
Lloyds Banking Group PLC	76,970,042	28,423,719
Royal Bank of Scotland Group PLC	5,317,955	7,255,059
Standard Chartered PLC	2,967,340	13,514,840

		178,010,894

Beverages — 4.7%
Coca-Cola HBC AG	218,286	5,499,890
Diageo PLC	2,560,167	88,323,095

		93,822,985

Capital Markets — 3.6%
3i Group PLC	1,066,238	10,875,070
Hargreaves Lansdown PLC	364,368	8,259,335
London Stock Exchange Group PLC	344,705	34,220,558
Schroders PLC	134,999	4,931,874
St. James’s Place PLC	586,803	6,665,570
Standard Life Aberdeen PLC	2,547,500	8,135,094

		73,087,501

Chemicals — 0.7%
Croda International PLC	141,439	9,075,290
Johnson Matthey PLC	210,023	5,486,436

		14,561,726

Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	2,025,733	12,441,930

Diversified Financial Services — 0.2%
M&G PLC	2,820,250	4,881,346

Diversified Telecommunication Services — 0.7%
BT Group PLC	9,739,874	13,998,138

Electric Utilities — 0.9%
SSE PLC	1,130,238	17,347,647

Electrical Equipment — 0.4%
Melrose Industries PLC	5,261,393	7,490,118

Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	413,302	11,905,493

Equity Real Estate Investment Trusts (REITs) — 1.1%
British Land Co. PLC (The)	950,800	4,787,707
Land Securities Group PLC	770,109	5,767,736
Segro PLC	1,197,125	12,426,130

		22,981,573

Food & Staples Retailing — 2.0%
J Sainsbury PLC	1,927,696	4,623,429
Tesco PLC	10,724,935	30,270,845
Wm Morrison Supermarkets PLC	2,638,492	6,090,095

		40,984,369

Food Products — 0.4%
Associated British Foods PLC	391,282	8,808,942

Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Smith & Nephew PLC	957,241	$19,432,040

Health Care Providers & Services — 0.0%
NMC Health PLC(a)(b)	122,262	2

Hotels, Restaurants & Leisure — 2.4%
Carnival PLC	20,479	267,740
Compass Group PLC	1,953,382	28,593,205
GVC Holdings PLC	632,996	6,204,239
InterContinental Hotels Group PLC	188,235	9,008,397
TUI AG(c)	61,299	330,494
Whitbread PLC(b)	146,781	4,587,445

		48,991,520

Household Durables — 1.5%
Barratt Developments PLC	1,105,554	6,792,980
Berkeley Group Holdings PLC	137,858	6,979,267
Persimmon PLC	347,550	9,852,474
Taylor Wimpey PLC	3,593,384	6,379,432

		30,004,153

Household Products — 3.5%
Reckitt Benckiser Group PLC	777,157	69,408,148

Industrial Conglomerates — 0.8%
DCC PLC	107,999	8,988,512
Smiths Group PLC	434,154	7,012,569

		16,001,081

Insurance — 4.1%
Admiral Group PLC	209,481	6,042,036
Aviva PLC	4,270,209	13,076,728
Direct Line Insurance Group PLC	1,500,998	4,910,141
Legal & General Group PLC	6,534,948	16,037,128
Prudential PLC	2,848,723	36,874,052
RSA Insurance Group PLC	1,124,518	5,481,724

		82,421,809

Interactive Media & Services — 0.4%
Auto Trader Group PLC(d)	1,055,043	7,280,881

Internet & Direct Marketing Retail — 0.7%
Ocado Group PLC(b)(c)	506,156	13,710,419

Machinery — 0.5%
Spirax-Sarco Engineering PLC	80,811	9,860,787

Media — 1.4%
Informa PLC	1,633,274	9,175,322
ITV PLC	4,013,612	3,983,517
Pearson PLC	848,307	4,859,964
WPP PLC	1,355,100	10,246,199

		28,265,002

Metals & Mining — 8.3%
Anglo American PLC	1,345,070	28,279,454
Antofagasta PLC	428,290	4,640,495
BHP Group PLC	2,312,946	45,214,346
Evraz PLC	543,181	1,896,414
Glencore PLC	10,943,669	20,270,138
Rio Tinto PLC	1,228,230	65,491,225

		165,792,072

Multi-Utilities — 2.2%
Centrica PLC	727,121	328,293

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
National Grid PLC	3,841,934	$43,982,999

		44,311,292

Multiline Retail — 0.4%
Next PLC	144,555	8,692,619

Oil, Gas & Consumable Fuels — 10.8%
BP PLC	22,179,523	83,838,331
Royal Dutch Shell PLC, Class A	4,507,391	70,168,777
Royal Dutch Shell PLC, Class B	4,073,426	61,741,085

		215,748,193

Paper & Forest Products — 0.5%
Mondi PLC	529,133	9,864,842

Personal Products — 3.4%
Unilever PLC	1,279,667	68,534,520

Pharmaceuticals — 13.5%
AstraZeneca PLC	1,436,987	152,427,766
GlaxoSmithKline PLC	5,493,513	113,542,495
Hikma Pharmaceuticals PLC	159,226	5,061,043

		271,031,304

Professional Services — 4.8%
Experian PLC	994,648	34,590,999
Intertek Group PLC	176,923	12,043,271
RELX PLC	2,114,927	48,986,119

		95,620,389

Software — 0.7%
AVEVA Group PLC	70,698	3,573,074
Micro Focus International PLC	39,988	201,061
Sage Group PLC (The)	1,198,272	10,236,639

		14,010,774

Specialty Retail — 0.5%
JD Sports Fashion PLC	478,996	3,898,932
Kingfisher PLC	2,327,298	5,587,598

		9,486,530

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	442,265	8,176,980

Tobacco — 5.9%
British American Tobacco PLC	2,512,056	99,054,881
Imperial Brands PLC	1,036,559	18,793,170

		117,848,051

Trading Companies & Distributors — 2.1%
Ashtead Group PLC	494,912	14,641,806
Bunzl PLC	369,517	8,618,172
Ferguson PLC	247,576	19,484,943

		42,744,921

Security	Shares	Value

Water Utilities — 0.8%
Severn Trent PLC	259,987	$7,845,911
United Utilities Group PLC	748,172	8,487,481

		16,333,392

Wireless Telecommunication Services — 2.4%
Vodafone Group PLC	29,317,339	48,213,144

Total Common Stocks — 99.2% (Cost: $2,845,948,941)		1,990,925,799

Rights

Hotels, Restaurants & Leisure — 0.1%
Whitbread PLC, (Expires 06/09/20)(b)	73,390	909,135

Total Rights — 0.1% (Cost: $1,531,000)		909,135

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(f)(g)	3,676,359	3,681,874
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	93,000	93,000

		3,774,874

Total Short-Term Investments — 0.2% (Cost: $3,771,490)		3,774,874

Total Investments in Securities — 99.5% (Cost: $2,851,251,431)		1,995,609,808

Other Assets, Less Liabilities — 0.5%		10,962,082

Net Assets — 100.0%		$2,006,571,890

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI United Kingdom ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,504,668	1,171,691	3,676,359	$3,681,874	$28,069	(b)	$(1,224)	$3,061
BlackRock Cash Funds: Treasury, SL Agency Shares	868,000	(775,000)	93,000	93,000	10,397		—	—

				$3,774,874	$38,466		$(1,224)	$3,061

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	194	06/19/20	$14,536	$2,060,980

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,990,925,797	$—	$2	$1,990,925,799
Rights	909,135	—	—	909,135
Money Market Funds	3,774,874	—	—	3,774,874

	$1,995,609,806	$—	$2	$1,995,609,808

Derivative financial instruments(a)
Assets
Futures Contracts	$2,060,980	$—	$—	$2,060,980

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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